Description of Company and Nature of Business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1. Description of Company and Nature of Business

Protea Biosciences Group, Inc. (referred to as “Protea”, “the Company”, “we”, “us” and “our”) is an emerging growth, molecular information company providing innovative bioanalytical technologies and capabilities to the pharmaceutical, diagnostic and life science industries. "Molecular information" refers to the generation and bioinformatic processing of very large data sets, obtained by applying the Company's technology to identify and characterize the proteins, metabolites, lipids and other biomolecules which are the products of all living cells and life forms.

The Company is applying its technology to the development of next generation "direct molecular imaging" technology and service capabilities that support pharmaceutical and life science research, and enable more rapid and comprehensive molecular profiling of human disease.